APPENDIX I                    UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION         OMB APPROVAL
                         Washington, D.C. 20549         ------------------------
                                                        OMB Number:    3235-0456
                               FORM 24F-2               Expires:   July 31, 2006
                    ANNUAL NOTICE OF SECURITIES SOLD    Estimated average burden
                         PURSUANT TO RULE 24f-2         hours per response ... 2
                                                        ------------------------

        READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.    Name and address of issuer:

       ING VP Money Market Fund
       7337 East Doubletree Ranch Road
       Scottsdale, AZ 85258-2034

 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                    /X/

 3.    Investment Company Act File Number: 811-2565

       Securities Act File Number:          2-53038

 4     (a). Last day of fiscal year for which this Form is filed:

       December 31, 2003

 4     (b). / / Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year).
                (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
FEE DUE.

 4     (c). / / Check box if this is the last time the issuer will be filing this Form.

                    PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION
                    CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS
                    THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

 5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during                                          $1,924,436,592
           the fiscal year pursuant to section 24(f):

    (ii)   Aggregate price of securities redeemed or                        $2,226,653,637
           repurchased during the fiscal year:

    (iii)  Aggregate price of securities redeemed or
           repurchased during any PRIOR fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce                          $0
           registration fees payable to the Commission:

    (iv)   Total available redemption                                                              $2,226,653,637
           credits [add Items 5(ii) and 5(iii)]:

    (v)    Net sales -- if Item 5(i) is greater than                                                           $0
           Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

    (vi)   Redemption credits available for use in future
           years -- if Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                            $302,217,045

    (vii)  Multiplier for determining registration fee                                                  0.0001267
           (See Instruction C.9):

    (viii) Registration fee due [multiply Item 5(v) by                                                         $0
           Item 5(vii)] (enter "0" if no fee is due):

 6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________.
    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                   $

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                               $0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:
                      / / Wire Transfer
                      / / Mail or other means


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Todd Modic
                           -----------------------------------------------
                           Todd Modic, Vice President
                           -----------------------------------------------

Date March 26, 2004

*  Please print the name and title of the signing officer below the signature.